UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 22710

Total Income+ Real Estate Fund

(Exact name of registrant as specified in charter)

712 Fifth Avenue, 9th floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 459-1059

Date of fiscal year end: September 30

Date of reporting period: July 1, 2016 - June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

ITEM 1. PROXY VOTING RECORD:

Registrant: Total Income+ Real Estate Fund
Investment Company Act file number: 811-22710					Item 1
Reporting Period: July 1, 2016 through June 30, 2017

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	RREEF America REIT II	N/A	none	7/21/2016	Election of Directors	MGMT	N	ABSTAIN - Not received in a timely manner	FOR
2	Hines Real Estate Investment Trust	N/A	none	11/7/2016	Approve Plan of Liquidation; Election of Directors; Ratify auditors Deloitte & Touche LLP	MGMT	Y	FOR	FOR
3	Mid-America Apartment Communities, Inc.	MAA	59522J103	11/10/2016	Issue shares in connection with Merger; Increase Authorized Common Stock;	MGMT	Y	FOR	FOR
4	Blackrock Granite Property Fund	N/A	none	11/29/2016	Approve Merger Agreement; Election of Directors	MGMT	Y	AGAINST (1) ; FOR (2)	FOR
5	Urstadt Biddle Properties Inc.	UBA	917286205	3/22/2017	Election of Directors; Ratify auditors PKF O'Connor Davies, LLP; Approve Executive compensation; Pay frequency	MGMT	Y	FOR; 1yr term (4)	FOR; 3yr term
6	Apartment Investment and Management Company	AIV	03748R101	4/25/2017	Election of Directors; Ratify auditors Ernst & Young LLP; Approve Executive compensation; Pay frequency	MGMT	Y	FOR; One year period (4)	FOR; 1yr term
7	PS Business Parks, Inc.	PSB	69360J107	4/25/2017	Election of Directors; Approve Executive compensation; Pay frequency; Ratify auditors Ernst & Young LLP	MGMT	Y	FOR; One year period (3)	FOR; 1yr term
8	Retail Opportunity Investments Corp.	ROIC	76131N101	4/25/2017	Election of Directors; Ratify auditors Ernst & Young LLP; Approve Executive compensation; Pay frequency	MGMT	Y	FOR; One year period (4)	FOR; 1yr term
9	Duke Realty Corporation	DRE	264411505	4/26/2017	Election of Directors; Approve Executive compensation; Pay frequency; Ratify auditors KPMG LLP	MGMT	Y	FOR; One year period (3)	FOR; 1yr term
10	CyrusOne Inc.	CONE	23283R100	4/28/2017	Election of Directors; Approve Executive compensation; Ratify auditors Deloitte & Touche LLP	MGMT	Y	FOR (1), (3); Against (2)	FOR
11	Equity Lifestyle Properties, Inc.	ELS	29472R108	5/2/2017	Election of Directors; Ratify auditors Ernst & Young LLP; Approve Executive compensation; Pay frequency	MGMT	Y	FOR; One year period (4)	FOR; 1yr term
12	Terreno Realty Corporation	TRNO	88146M101	5/2/2017	Election of Directors; Approve Executive compensation; Pay frequency; Amend Bylaws; Ratify auditors Ernst & Young LLP	MGMT	Y	FOR; One year period (3)	FOR; 1yr term
13	Columbia Property Trust, Inc.	CXP	198287203	5/2/2017	Election of Directors; Ratify auditors Deloitte & Touche LLP; Approve Executive compensation; Approve amended 2013 Long-term Incentive Plan; Approve amendment to restated Articles of Incorporation	MGMT	N	ABSTAIN - Not received in a timely manner	FOR
14	DCT Industrial Trust Inc.	DCT	233153204	5/3/2017	Election of Directors; Approve Executive compensation; Pay frequency; Amend Bylaws; Ratify auditors Ernst & Young LLP	MGMT	Y	FOR; One year period (3)	FOR; 1yr term
15	Physicians Realty Trust	DOC	71943U104	5/3/2017	Election of Directors; Ratify auditors Ernst & Young LLP; Executive compensation	MGMT	Y	FOR	FOR
16	Prologis, Inc.	PLD	74340W103	5/3/2017	Election of Directors; Approve Executive compensation; Pay frequency; Ratify auditors KPMG LLP	MGMT	Y	FOR; One year period (3)	FOR; 1yr term
17	Tier REIT Inc	TIER	88650V208	5/3/2017	Election of Directors; Approve Executive compensation; Ratify auditors Deloitte & Touche LLP	MGMT	N	ABSTAIN - Not received in a timely manner	FOR
18	American Campus Communities, Inc.	ACC	024835100	5/4/2017	Election of Directors; Ratify auditors Ernst & Young LLC; Approve Executive compensation; Pay frequency	MGMT	Y	FOR; One year period (4)	FOR; 1yr term
19	Getty Realty Corp.	GTY	374297109	5/4/2017	Election of Directors; Amend Omnibus Stock Plan; Approve Executive compensation; Pay frequency; Ratify auditors PricewaterhouseCoopers LLP	MGMT	Y	FOR; One year period (4)	FOR; 1yr term
20	QTS Realty Trust, Inc.	QTS	74736A103	5/4/2017	Election of Directors; Approve Executive compensation; Approve Employee Stock Purchase Plan; Ratify auditors Ernst & Young LLP	MGMT	Y	FOR	FOR
21	Ryman Hospitality Properties, Inc.	RHP	78377T107	5/4/2017	Election of Directors; Approve Executive compensation; Pay frequency; Ratify auditors Ernst & Young LLP	MGMT	Y	FOR; One year period (3)	FOR; 1yr term
22	SAUL CENTERS, INC.	BFS	804395101	5/5/2017	Election of Directors; Ratify auditors Ernst & Young LLP; Approve Executive compensation; Pay frequency	MGMT	Y	FOR; One year period (4)	FOR; 1yr term
23	Digital Realty Trust, Inc.	DLR	253868103	5/8/2017	Election of Directors; Ratify auditors KPMG LLP; Approve Executive compensation; Pay frequency	MGMT	Y	FOR; One year period (4)	FOR; 1yr term
24	National Health Investors, Inc.	NHI	63633D104	5/8/2017	Election of Directors; Approve Executive compensation; Pay frequency; Ratify auditors BDO USA, LLP	MGMT	Y	FOR; One year period (3)	FOR; 1yr term
25	Alexandria Real Estate Equities, Inc.	ARE	015271109	5/9/2017	Election of Directors; Approve Executive compensation; Pay frequency; Increase authorized common stock; Ratify auditors Ernst & Young LLP	MGMT	Y	FOR; One year period (3)	FOR; 1yr term
26	Education Realty Trust, Inc.	EDR	28140H203	5/10/2017	Election of Directors; Ratify auditors Deloitte & Touche LLP; Approve Executive compensation; Approve Omnibus Stock Plan; Pay frequency;	MGMT	Y	FOR; One year period (5)	FOR; 1yr term
27	Highwood Properties, Inc.	HIW	431284108	5/10/2017	Election of Directors; Ratify auditors Deloitte & Touche LLP; Approve Executive compensation; Pay frequency	MGMT	Y	FOR; One year period (4)	FOR; 1yr term
28	Corporate Office Properties Trust	OFC	22002T108	5/11/2017	Election of Directors; Amend Declaration of Trust; Ratify auditors PricewaterhouseCoopers LLP; Pay frequency; Approve Executive compensation; Approve Omnibus Stock Plan	MGMT	Y	FOR; One year period (4)	FOR; 1yr term
29	Eastgroup Properties, Inc.	EGP	277276101	5/11/2017	Election of Directors; Ratify auditors KPMG LLP; Approve Executive compensation; Pay frequency	MGMT	Y	FOR; One year period (4)	FOR; 1yr term
30	First Industrial Realty Trust, Inc.	FR	32054K103	5/11/2017	Election of Directors; Approve Executive compensation; Pay frequency; Increase authorized common stock; Ratify auditors PricewaterhouseCoopers LLP	MGMT	Y	FOR; One year period (3)	FOR; 1yr term
31	Franklin Street Properties Corp.	FSP	35471R106	5/11/2017	Election of Directors; Ratify auditors Ernst & Young LLP; Approve Executive compensation; Pay frequency	MGMT	Y	FOR; One year period (4)	FOR; 1yr term
32	Camden Property Trust	CPT	133131102	5/12/2017	Election of Directors; Ratify auditors Deloitte & Touche LLP; Approve Executive compensation; Pay frequency	MGMT	Y	FOR; One year period (4)	FOR; 1yr term
33	Lexington Realty Trust	LXP	529043101	5/16/2017	Election of Directors; Approve Executive compensation; Pay frequency; Amend Omnibus Stock Plan; Ratify auditors Deloitte & Touche LLP	MGMT	Y	FOR; One year period (3)	FOR; 1yr term
34	Liberty Property Trust	LPT	531172104	5/18/2017	Election of Directors; Approve Executive compensation; Pay frequency; Ratify auditors Ernst & Young LLP	MGMT	Y	FOR; One year period (3)	FOR; 1yr term
35	Monmouth Real Estate Investment Corporation	MNR	609720107	5/18/2017	Election of Directors; Ratify auditors PKF O'Connor Davies LLP; Amend Omnibus Stock Plan; Approve Executive compensation; Pay frequency	MGMT	Y	FOR; One year period (5)	FOR; 1yr term
36	Summit Hotel Properties, Inc.	INN	866082100	5/18/2017	Election of Directors; Ratify auditors Ernst & Young; Executive compensation; Amended Charter to remove Antitakeover Provisions	MGMT	Y	FOR (1), (2), (3); Against (4)	FOR
37	Sun Communities, Inc.	SUI	866674104	5/18/2017	Election of Directors; Ratify auditors Grant Thornton LLP; Approve Executive compensation; Pay frequency	MGMT	Y	FOR; One year period (4)	FOR; 1yr term
38	Agree Realty Corporation	ADC	008492100	5/19/2017	Election of Directors; Ratify auditors Grant Thornton LLP; Approve Executive compensation; Pay frequency	MGMT	Y	FOR; One year period (4)	FOR; 1yr term
39	Mid-America Apartment Communities, Inc.	MAA	59522J103	5/23/2017	Election of Directors; Approve Executive compensation; Pay frequency; Ratify auditors Ernst & Young LLP	MGMT	Y	FOR; One year period (3)	FOR; 1yr term
40	Rexford Industrial Realty, Inc.	REXR	76169C100	5/23/2017	Election of Directors; Ratify auditors Ernst & Young LLP; Approve Executive compensation; Adopt majority voting for Director election	MGMT	Y	FOR	FOR
41	Select Income REIT	SIR	81618T100	5/23/2017	Election of Directors; Ratify auditors Ernst & Young LLP	MGMT	Y	FOR	FOR
42	Xenia Hotels & Resorts, Inc.	XHR	984017103	5/23/2017	Election of Directors; Approve Executive compensation; Pay frequency; Ratify auditors KPMG	MGMT	Y	FOR (1), (3), (4); ABSTAIN (2); One year period (3)	FOR; 1yr term
43	CoreSite Realty Corporation	COR	21870Q105	5/24/2017	Election of Directors; Ratify auditors KPMG LLP; Approve Executive compensation; Pay frequency	MGMT	Y	FOR; One year period (4)	FOR; 1yr term
44	Hudson Pacific Properties, Inc.	HPP	444097109	5/24/2017	Election of Directors; Amend Omnibus Stock Plan; Ratify auditors Ernst & Young LLP; Approve Executive compensation; Pay frequency; Increase Board Diversity	MGMT (1-5) / SH (6)	Y	FOR; One year period (5)	FOR (1)-(5); 1 yr term; Against (6)
45	EPR Properties	EPR	26884U109	5/31/2017	Election of Directors; Approve Executive compensation; Pay frequency; Amend Executive Bonus Plan; Ratify auditors KPMG LLP	MGMT	Y	FOR; One year period (3)	FOR; 1yr term
46	Equinix, Inc.	EQIX	29444U700	5/31/2017	Election of Directors; Approve Executive compensation; Pay frequency; Re-approve terms for Long-term Incentive rewards; Ratify auditors PricewaterhouseCoopers LLP	MGMT	Y	FOR; One year period (3)	FOR; 1yr term
47	Douglas Emmett, Inc.	DEI	25960P109	6/1/2017	Election of Directors; Ratify auditors Ernst & Young LLP; Approve Executive compensation; Pay frequency	MGMT	Y	FOR; One year period (4)	FOR
48	Washington Real Estate Investment Trust	WRE	939653101	6/1/2017	Declassify Board; Amend Bylaws; Election of Directors; Executive compensation; Pay frequency; Ratify auditors Ernst & Young LLP	MGMT	Y	FOR; One year period (5)	FOR; 1yr term
49	DuPont Fabros Technology, Inc.	DFT	26613Q106	6/12/2017	Election of Directors; Provide Shareholder/Board with ability to amend Bylaws; Amend Omnibus Stock Plan; Executive compensation; Pay frequency; Ratify auditors Ernst & Young LLP	MGMT	Y	FOR; One year period (5)	FOR; 1yr term
50	Equity Commonwealth	EQC	294628102	6/20/2017	Election of Directors; Approve Executive compensation; Pay frequency; Ratify auditors Ernst & Young LLP	MGMT	Y	FOR; One year period (3)	FOR; 1yr term
51	Sabra Health Care REIT, Inc.	SBRA	78573L106	6/20/2017	Election of Directors; Amend Omnibus Stock Plan; Ratify PricewaterhouseCoopers LLP; Approve Executive compensation; Pay frequency	MGMT	Y	FOR; One year period (5)	FOR; 1yr term
52	InvenTrust Properties Corp.	N/A	none	6/20/2017	Election of Directors; Ratify auditors KPMG LLP	MGMT	N	ABSTAIN - Not received in a timely manner	FOR
53	Prologis Targeted U.S. Logistics Holdings, L.P.	N/A	none	6/23/2017	Approve Amendment to Registration Agreement; Approve Amendment of 3rd amended and restated Agreement of Limited Partnership; Approve Merger of new LLC;	MGMT	Y	FOR	FOR
54	Monogram Residential Trust, Inc.	MORE	60979P105	6/29/2017	Election of Directors; Approve Executive compensation; Ratify auditors Deloitte & Touche LLP	MGMT	N	ABSTAIN - Not received in a timely manner	FOR
55	InterXion Holding NV	INXN	N47279109	6/30/2017	Adopt Financial Statements and Statutory Reports; Approve Discharge of Board; Election of Directors; Approve Grant of Shares; Grant Board authority to issue shares for Employee incentive schemes; Grant Board authority to issue shares up to 10% of issued capital plus; Ratify auditors KPMG	MGMT	Y	FOR (1)-(4), (6), (7); Against (5)	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Total Income+ Real Estate Fund

By (Signature and Title) /s/ Jordan Ruddy

Jordan Ruddy, President

Date: August 18, 2017